UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

E3 Depositor I LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): April 17, 2020

Commission File Number of securitizer: 025-04581

Central Index Key Number of securitizer: 0001778882

Rasool Alizadeh (424) 532-5517

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer:

(Exact name of issuing entity as specified in its charter)

 E3 2019-1

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

E3 Depositor I LLC (the “Securitizer”) hereby makes its annual filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this reports relates (the “Reporting Period”) is the year ending on December 31, 2019.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period are attached as an Exhibit 99.1 to this form ABS-15G.

Exhibits

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.

Explanatory Note:

This Form ABS-15G/A amends the Form ABS-15G filed by E3 Depositor I LLC on February 18, 2020 (the “Original Filing”) and is being filed solely to replace the report attached to the Original Filing as Exhibit 99.1. Exhibit 99.1 is being replaced to reflect an updated Column (d) - Total Assets in ABS by Originator. Exhibit 99.1 is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

/s/ Rasool Alizadeh

Rasool Alizadeh Chief Financial Officer